BMO Intermediate Tax-Free Fund
BMO Intermediate Tax-Free Fund
Investment Objective:
To provide a high level of current income exempt from federal income tax consistent with preservation of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of certain BMO Funds. More information about these and other discounts is available from your financial professional and under “How to Buy Shares – Purchase of Class A Shares – Class A Shares – Sales Charge” on page 117 of this Prospectus and under “How to Buy Shares – Class A Shares – Waivers and Reductions of Sales Charges” beginning on page 118 of this Prospectus and “How to Buy Shares” beginning on page B-38 of the Fund’s Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - BMO Intermediate Tax-Free Fund		Class Y	Class I	Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		none	none	3.50%
Maximum Deferred Sales Charge (Load) (as a percentage of shares redeemed within 18 months of purchase)	[1]	none	none	0.55%
Redemption Fee		none	none	none
[1]	The Maximum Deferred Sales Charge on Class A shares is applied only to purchases of $1,000,000 or more that are redeemed within 18 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - BMO Intermediate Tax-Free Fund		Class Y	Class I	Class A
Management Fees	[1]	0.12%	0.12%	0.12%
Distribution (12b-1) Fees		none	none	0.25%
Other Expenses	[2]	0.43%	0.18%	0.18%
Acquired Fund Fees and Expenses	[3]	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses		0.57%	0.32%	0.57%
[1]	The management fee disclosed is a blended fee based on the Fund’s total assets as of August 31, 2018. Under the investment advisory agreement, the Fund pays a management fee of 0.25% on the Fund’s first $100 million of average daily net assets, 0.16% on the next $150 million of average daily net assets, 0.12% on the next $250 million of average daily net assets, and 0.10% on assets in excess of $500 million.
[2]	Other Expenses have been restated to reflect current fees.
[3]	Acquired Fund Fees and Expenses represent the pro rata expense indirectly incurred by the Fund as a result of its investment in other investment companies. Total Annual Fund Operating Expenses shown will not correlate to the Fund’s ratio of expenses to average net assets appearing in the Financial Highlights tables, which do not include Acquired Fund Fees and Expenses.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, whether you redeem all of your shares at the end of those periods or not. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
Expense Example - BMO Intermediate Tax-Free Fund - USD ($)	Class Y	Class I	Class A
1 Year	$ 58	$ 33	$ 406
3 Years	183	103	526
5 Years	318	180	657
10 Years	$ 714	$ 406	$ 1,039

Expense Example, No Redemption - BMO Intermediate Tax-Free Fund - USD ($)	Class Y	Class I	Class A
1 Year	$ 58	$ 33	$ 406
3 Years	183	103	526
5 Years	318	180	657
10 Years	$ 714	$ 406	$ 1,039

Portfolio Turnover
The Fund incurs transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 45% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests at least 80% of its assets in municipal securities, the income from which is exempt from federal income tax (including the federal alternative minimum tax (AMT)). The Fund normally maintains an average dollar-weighted effective maturity of three to ten years. Effective maturity takes into account the possibility that a bond may have prepayments or may be called by the issuer before its stated maturity date.

Fund investments include municipal securities with a minimum rating in the lowest investment grade category (i.e., rated BBB by Standard & Poor’s or Baa by Moody’s Investors Service, or higher, or unrated and considered by the Adviser to be comparable in quality) at the time of purchase. The Fund also may invest up to 10% of its assets in municipal securities that are below investment grade, also known as high yield securities or “junk bonds.” Municipal securities include debt obligations of states, territories, and possessions of the U.S. and political subdivisions, and financing authorities of these entities that provide income exempt from federal income tax (including federal AMT). The Adviser selects Fund investments after assessing factors such as the cyclical trend in interest rates, the shape of the municipal yield curve, tax rates, sector valuation, and municipal bond supply factors.

From time to time, the Fund maintains a portion of its assets in cash. The Fund may increase its cash holdings in response to market conditions or in the event attractive investment opportunities are not available.
Principal Risks
The Fund cannot assure that it will achieve its investment objective. An investment in the Fund is not a deposit of BMO Harris Bank N.A., or any of its affiliates, and is not insured or guaranteed by the FDIC or any other government agency. The net asset value of the Fund will vary and you could lose money by investing in the Fund. In addition, the Fund is subject to the following risks.

Call Risks. If the securities in which the Fund invests are redeemed by the issuer before maturity (or “called”), the Fund may have to reinvest the proceeds in securities that pay a lower interest rate, which may decrease the Fund’s yield. This will most likely happen when interest rates are declining.

Credit Risks. Credit risk is the possibility that an issuer or counterparty will default on a security or repurchase agreement by failing to pay interest or principal when due. If an issuer defaults, the Fund may lose money. Lower credit ratings correspond to higher credit risk. Bonds rated lower than BBB or Baa have speculative characteristics.

High Yield Securities Risks. High yield securities, also referred to as “junk bonds” or non-investment grade securities, are debt securities rated lower than BBB by Standard & Poor’s or Baa by Moody’s Investors Service. These securities tend to be more sensitive to economic conditions than are higher-rated securities, generally involve more credit risk than securities in the higher-rated categories, and are predominantly considered to be speculative. The issuers of high yield securities are typically more leveraged and the risk of loss due to default by an issuer of high yield securities is significantly greater than issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors. The Fund may have difficulty disposing of certain high yield securities because a thin trading market for such securities may exist.

Income Risks. The Fund’s income could decline due to falling market interest rates. In a falling interest rate environment, the Fund may be required to invest its assets in lower-yielding securities.

Interest Rate Risks. Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Interest rate changes also are influenced by a number of factors including government policy, inflation expectations, and supply and demand.

Liquidity Risks. Liquidity risk refers to the possibility that the trading market for a particular type of security becomes less liquid or the Fund may not be able to sell or buy a security or close out an investment contract at a favorable price or time. The market for lower-quality debt instruments, including junk bonds, is generally less liquid than the market for higher-quality debt instruments. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on the Fund’s performance. Infrequent trading of securities also may lead to an increase in their price volatility. Illiquidity may result from political, economic, or issuer specific events or overall market disruptions.

Management Risks. The Adviser’s judgments about the attractiveness, value, and potential appreciation of the Fund’s investments may prove to be incorrect. Accordingly, no guarantee exists that the investment techniques used by the Fund’s managers will produce the desired results.

Municipal Securities Risks. Municipal bonds are subject to risks based on many factors, including economic and regulatory developments, changes or proposed changes in the federal and state tax structure, deregulation, court rulings, and other factors. The value of municipal securities may be affected more by supply and demand factors or the creditworthiness of the issuer than by market interest rates. Repayment of municipal securities depends on the ability of the issuer or project backing such securities to generate taxes or revenues. There is a risk that interest may be taxable on a municipal security that is otherwise expected to produce tax-exempt interest.

Sector Risks. The Fund may invest its assets in municipal securities that finance similar projects, such as those relating to education, health care, transportation, and utilities. To the extent the Fund invests its assets in a particular sector, the Fund’s performance may be more susceptible to any economic, business, or other developments that generally affect that sector.
Fund Performance
The bar chart and table show the historical performance of the Fund’s shares and provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s total returns before taxes have varied from year to year, while the table compares the Fund’s average annual total returns to the returns of a broad measure of market performance and an index of funds with similar investment objectives. Please keep in mind that past performance, before and after taxes, does not represent how the Fund will perform in the future. Investors may obtain updated performance information for the Fund at bmofunds.com.
Class Y—Annual Total Returns (calendar years 2008-2017)

The return for the Class Y shares of the Fund from January 1, 2018 through September 30, 2018 was (0.25)%.

During the periods shown in the bar chart for the Fund:
	Quarter Ended	Returns
Best quarter	9/30/2009	5.58%
Worst quarter	12/31/2016	(3.18)%

Average Annual Total Returns through 12/31/17
Average Annual Total Returns - BMO Intermediate Tax-Free Fund	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class Y	4.73%	2.60%	4.48%		Feb. 01, 1994
Class Y | Return After Taxes on Distributions	4.72%	2.57%	4.40%
Class Y | Return After Taxes on Distributions and Sale of Fund Shares	3.85%	2.56%	4.17%
Class Y | BMB 1-15 (reflects no deduction for fees, expenses or taxes)	4.33%	2.46%	3.99%
Class Y | LIMDI (reflects deduction of fees and no deduction for sales charges or taxes)	4.39%	2.26%	3.62%
Class I	5.06%	2.83%		4.28%	Dec. 27, 2010
Class I | BMB 1-15 (reflects no deduction for fees, expenses or taxes)	4.33%	2.46%		3.66%
Class I | LIMDI (reflects deduction of fees and no deduction for sales charges or taxes)	4.39%	2.26%		3.58%
Class A	1.08%			1.89%	May 27, 2014
Class A | BMB 1-15 (reflects no deduction for fees, expenses or taxes)	4.33%			2.60%
Class A | LIMDI (reflects deduction of fees and no deduction for sales charges or taxes)	4.39%			2.49%

After-tax returns are calculated using the highest historical individual marginal federal income tax rates and do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors holding shares through tax-deferred programs, such as IRAs or 401(k) plans. After-tax returns are shown only for Class Y and after-tax returns for Class I and Class A will vary.

The Return After Taxes on Distributions and Sale of Fund Shares may be higher than other return figures when a capital loss is realized on the sale of Fund shares which provides an assumed tax benefit to the shareholder that increases the after-tax return.

The Barclays 1-15 Year Blend Municipal Bond Index (BMB 1-15) is the 1-15 year Blend component of the Barclays Capital Municipal Bond Index, which is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa and a range of maturities between 1 and 17 years.

The Lipper Intermediate Municipal Debt Funds Index (LIMDI) tracks the total return performance of the 30 largest mutual funds included in this Lipper category.